Income Taxes - Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S.	$ (37,028)	$ (46,444)	$ (23,463)
International	48,620	51,300	26,656
Income before income taxes	$ 11,592	$ 4,856	$ 3,193